FINANCIAL RISK MANAGEMENT - Summary of Derivative Positions (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Total financial derivative instruments		R$ 278,450	R$ 1,008,365
Total net derivative financial instruments		(51,226)	(796,877)	R$ 516,386
Total net derivative financial instruments		(43,493)	(676,870)	154,420
Natura Cosmeticos S.A. [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(5,878)	(521)	(48)
Gain (Loss) on Derivative Financial Liabilities		(2,090)	(521)	(48)
Natura Industria [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(28,856)	(6,633)
Gain (Loss) on Derivative Financial Liabilities		(28,856)	(6,633)
Natura Mexico (Latam) [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		320
Gain (Loss) on Derivative Financial Liabilities		151
The Body Shop [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities			16,789	(2,554)
Gain (Loss) on Derivative Financial Liabilities			(1,180)	12
Aesop [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities			(1,350)
Gain (Loss) on Derivative Financial Liabilities			90
Avon Brasil [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(3,702)	(1,183)
Gain (Loss) on Derivative Financial Liabilities		(3,702)	(1,183)
Avon Internacional [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(43,248)	(19,203)	(14,462)
Gain (Loss) on Derivative Financial Liabilities		(28,633)	(6,925)	106
Natura and Co Luxembourg Holdings Sarl [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(22,182)	(18,996)	(89)
Gain (Loss) on Derivative Financial Liabilities		180	2,293	(89)
Short Position CDI Floating Rate Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(824,344)	(6,874,285)	(6,348,442)
Gain (Loss) on Derivative Financial Liabilities			(697,678)	(823,887)
Long Position US Dollar Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Total financial derivative instruments	[1]	876,664	6,108,505	6,881,981
Gain (Loss) on Derivative Financial Assets	[1]	R$ 19,457	R$ 34,867	R$ 978,350

[1]	Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of bank deposits (post-fixed CDI), in the case of Brazil